NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.    NATURE OF OPERATIONS AND GOING CONCERN

a)      Organization

Qwick Media Inc. (“the Company”) is governed by the corporate laws of the Cayman Islands.  It is currently a reporting issuer in the Province of British Columbia, Canada.  Principal executive offices are located in Vancouver, British Columbia, Canada.  The registered office is in the Cayman Islands.

The Company was incorporated on October 5, 2000 under the laws of the State of Nevada.  Effective June 26, 2006, it re-domiciled from the State of Nevada to the State of Washington.  Effective July 7, 2009, it re-domiciled from the State of Washington to the State of Wyoming for the sole purpose of effecting a continuance to the Cayman Islands.  Effective July 28, 2009, the Company re-domiciled to the Cayman Islands and became a foreign private issuer with the US Securities and Exchange Commission (“SEC”).

On October 6, 2009, the Company changed its name from “Tuscany Mineral, Ltd.” to “Tuscany Minerals Ltd.”.  On June 22, 2010, the Company changed its name to “Qwick Media Inc.”

On January 28, 2011, the Company completed the acquisition of Qeyos Ad Systems Inc. (“Qeyos”), pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos. As a result of the acquisition of the Qeyos shares, the Company ceased to be a shell company and is now in the business of developing interactive proprietary software, intellectual property and hardware.

On April 19, 2011, the Company incorporated Wuxi Xun Fu Information Technology Co., Ltd. in China, a wholly-owned subsidiary of the Company.

For accounting purposes, the acquisition is being accounted for at historical carrying values in a manner similar to the pooling of interests method since the chief executive officer and controlling shareholder of the Company is also the chief executive officer and controlling shareholder of Qeyos.  Transfers or exchanges of equity instruments between entities under common control are recorded at the carrying amount of the transferring entity at the date of transfer and fair value, goodwill or other intangible asset adjustments are not recorded. Our consolidated financial statements and reported results of operations reflect these carryover values, and our reported results of operations and stockholders’ equity have been retroactively restated for all periods presented to reflect the results of operations of Qeyos and the Company as if the acquisition had occurred on September 30, 2009, the date the Company and Qeyos commenced common control.

For all periods presented, all significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.

Condensed combined summaries of operations for the year ended December 31, 2010 is presented below:

	Year Ended December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$2,718	$-	$2,718

Expenses
Advertising and promotion	-	8,610	-	8,610
Amortization	-	320	-	320
Consulting fees	-	74,136	-	74,136
Filing and stock transfer fees	838	−	-	838
Foreign exchange	-	71,045	(8,847)	62,198
Interest and bank charges	19,097	572	-	19,669
Management fees	78,903	25,153	-	104,056
Office and administrative	13,452	53,212	-	66,664
Professional fees	75,726	48,152	-	123,878
Salaries, wages and benefits	-	445,834	-	445,834
Software development costs	-	179,222	-	179,222
Travel	-	19,490	-	19,490
Total Expenses	188,016	925,746	(8,847)	1,104,915

Net Loss For The Year	$(188,016)	$(923,028)	$8,847	$(1,102,197)

b)	Development Stage Activities

The Company had been in the exploration stage since its formation and had not realized any revenues during the exploration stage.  The Company had previous exploration activities in the natural gas and oil business in 2003 and in the acquisition and exploration of mining properties prior to 2003. As at December 31, 2010, the Company was an inactive shell company.

On January 28, 2011, the Company acquired Qeyos Ad Systems Inc., which is in the business of developing and customizing software and hardware for use in digital media kiosks.  Accordingly, the Company ceased to be an inactive shell company and became a development stage company.

c)      Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As shown in the accompanying consolidated financial statements, the Company has incurred accumulated losses of $8,679,129 for the period from October 5, 2000 (inception) to December 31, 2012. The future of the Company is dependent upon its ability to obtain adequate financing and upon future profitable operations. Management has plans to seek additional capital financing through private placement and a public offering of the Company’s common stock and from the issuance of promissory notes. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.